Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 202,127	$ 384,761
Pledged bank deposits	503,721	68,913
Trade accounts and bills receivable, net	384,265	217,892
Insurance recoveries receivable	0	6,000
Inventories	474,612	432,193
Prepayments to suppliers, net	112,448	40,784
Other current assets, including amounts due from the Group's executives and employees of $41,820 and $46,262 as of December 31, 2009 and 2010, respectively	237,173	150,697
Due from a related parties	45,161	37,615
Deferred income tax assets	15,914	47,590
Total current assets	1,975,421	1,386,445
Property, plant and equipment, net	2,993,213	2,608,725
Deposits for purchases of property, plant and equipment and land use right	144,298	32,529
Land use rights	220,405	175,533
Inventories to be processed beyond one year	13,024	10,947
Prepayments to suppliers expected to be utilized beyond one year	14,318	26,482
Pledged bank deposits - non-current	43,965	50,797
Investments in an associate and a jointly-controlled entity	52,275	51,884
Other non-current assets	13,935	23,954
Deferred income tax assets , net	21,303	16,913
Total assets	5,492,157	4,384,209
Current liabilities
Short-term borrowings and current installments of long-term borrowings	1,501,588	980,359
Bills Payable	271,772	97,872
Trade accounts payable	447,595	191,240
Advance payments from customers, current installments	196,812	199,075
Accrued expenses and other payables	751,272	655,438
Accrued legal settlement	0	16,000
Due to related parties	15,034	38,782
Convertible senior notes, less debt discount	355,445	0
Other financial liabilities	38,304	41,260
Total current liabilities	3,577,822	2,220,026
Long-term borrowings, excluding current installments	604,495	408,062
Obligations under capital leases, excluding current installments	15,938	50,664
Advance payments from customers - non-current	148,022	177,773
Other payable due to customers	752	172,848
Other liabilities	76,395	77,713
Deferred income tax liabilities	14,337	8,545
Convertible senior notes, less debt discount	34,658	391,642
Total liabilities	4,472,419	3,507,273
LDK Solar Co., Ltd. shareholders' equity
Ordinary shares (US $0.10 par value; 499,580,000 shares authorized ; 130,021,049 and 134,343,617 shares issued ; 129,771,643 and 132,950,255 shares outstanding as of December 31, 2009 and 2010, respectively)	13,295	12,977
Additional paid-in capital	589,839	744,988
Statutory reserve	58,275	29,676
Accumulated other comprehensive income	128,393	84,544
(Accumulated deficit) retained earnings	229,438	(32,760)
Total LDK Solar Co., Ltd. shareholders' equity	1,019,240	839,425
Non-controlling interests	498	37,511
Total equity	1,019,738	876,936
Commitments and contingencies
Total liabilities and equity	$ 5,492,157	$ 4,384,209